Needham Aggressive Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 80.6%	Shares	Value
Aerospace & Defense - 1.4%
Astronics Corp.(a)	220,000	$4,188,800
Electro Optic Systems Holdings Ltd. (Australia)(a)	1,726,559	1,862,056
Huntington Ingalls Industries, Inc.	10,750	3,133,302
		9,184,158

Biotechnology - 0.0%(b)
G1 Therapeutics, Inc.(a)	70,000	302,400

Building Products - 0.3%
Alpha Pro Tech, Ltd.(a)	350,000	2,184,000

Chemicals - 6.4%
Aspen Aerogels, Inc.(a)	1,250,000	22,000,000
Core Molding Technologies, Inc.(a)	205,000	3,880,650
Ecovyst, Inc.(a)	500,000	5,575,000
Mativ Holdings, Inc.	332,500	6,234,375
Northern Technologies International Corp.	400,000	5,380,000
		43,070,025

Commercial Services & Supplies - 1.2%
ACV Auctions, Inc. - Class A(a)	86,500	1,623,605
Clean Harbors, Inc.(a)	33,500	6,743,885
		8,367,490

Communications Equipment - 1.0%
ADTRAN Holdings, Inc.	315,000	1,713,600
Comtech Telecommunications Corp.(a)	450,000	1,543,500
KVH Industries, Inc.(a)	654,100	3,335,910
		6,593,010

Construction & Engineering - 1.4%
Matrix Service Co.(a)	705,000	9,186,150

Construction Materials - 1.7%
CRH PLC (Ireland)	26,500	2,285,890
Smith-Midland Corp.(a)	182,500	8,573,850
		10,859,740

Distributors - 0.2%
Educational Development Corp.(a) (d)	675,000	1,397,250

Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions, Inc.(a)	78,750	8,927,100

Electrical Equipment - 7.9%
Hammond Power Solutions, Inc. (Canada)(a)	14,200	1,520,062
nVent Electric PLC (Ireland)	44,500	3,355,300
Thermon Group Holdings, Inc.(a)	400,000	13,088,000
Vertiv Holdings Co. - Class A	239,000	19,519,130
Vicor Corp.(a)	407,500	15,582,800
		53,065,292

Electronic Equipment, Instruments & Components - 8.1%
Arlo Technologies, Inc.(a)	750,000	9,487,500
Cognex Corp.	122,500	5,196,450
FARO Technologies, Inc.(a)	455,000	9,787,050
nLight, Inc.(a)	995,000	12,935,000
Vishay Precision Group, Inc.(a)	475,000	16,781,750
		54,187,750

Food Products - 1.2%
Vital Farms, Inc.(a)	350,000	8,137,500

Health Care Equipment & Supplies - 1.0%
LeMaitre Vascular, Inc.	38,500	2,554,860
Omnicell, Inc.(a)	87,500	2,557,625
Precision Optics Corp, Inc.(a)	300,000	1,665,000
		6,777,485

Health Care Providers & Services - 0.5%
Laboratory Corp. of America Holdings	12,300	2,687,058
Quest Diagnostics, Inc.	3,000	399,330
		3,086,388

Hotels, Restaurants & Leisure - 1.1%
Genius Sports Ltd. (Guernsey)(a)	1,275,000	7,280,250
Vacasa, Inc. - Class A(a)	38,680	263,798
		7,544,048

Household Products - 2.2%
Oil-Dri Corp. of America	195,000	14,539,200

Insurance - 0.4%
Markel Group, Inc.(a)	1,950	2,966,886

Interactive Media & Services - 0.0%(b)
Illumin Holdings, Inc. (Canada)(a)	200,000	249,530

IT Services - 3.6%
Akamai Technologies, Inc.(a)(c)	27,500	2,990,900
Research Solutions, Inc.(a) (d)	2,012,500	6,359,500
Unisys Corp.(a)	2,965,000	14,558,150
		23,908,550

Life Sciences Tools & Services - 1.4%
Bruker Corp.	57,000	5,354,580
CryoPort, Inc.(a)	110,000	1,947,000
Fortrea Holdings, Inc.(a)	45,000	1,806,300
		9,107,880

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.	3,000	437,040

Media - 0.2%
The Trade Desk, Inc. - Class A(a)	12,000	1,049,040

Oil, Gas & Consumable Fuels - 0.9%
Adams Resources & Energy, Inc. (d)	210,000	6,090,000

Professional Services - 4.4%
Asure Software, Inc.(a) (d)	1,385,000	10,775,300
CRA International, Inc.	73,000	10,919,340
Parsons Corp.(a)	96,000	7,963,200
		29,657,840

Semiconductors & Semiconductor Equipment - 11.7%
ASML Holding NV (Netherlands)	2,700	2,620,269
AXT, Inc.(a)	84,950	389,920
Entegris, Inc.	64,000	8,994,560
FormFactor, Inc.(a)	167,500	7,643,025
MKS Instruments, Inc.	41,000	5,453,000
Nova, Ltd. (Israel)(a)	64,500	11,441,010
PDF Solutions, Inc.(a)	680,000	22,895,600
Photronics, Inc.(a)	265,000	7,504,800
SiTime Corp.(a)	8,000	745,840
Teradyne, Inc.	7,250	818,018
Veeco Instruments, Inc.(a)	282,500	9,935,525
		78,441,567

Software - 6.0%
Altair Engineering, Inc. - Class A(a)	110,000	9,476,500
American Software, Inc. - Class A	975,000	11,163,750
Arteris, Inc.(a)	1,325,000	9,699,000
Copperleaf Technologies, Inc. (Canada)(a)	725,000	3,826,917
Klaviyo, Inc. - Class A(a)	180,000	4,586,400
Thinkific Labs, Inc. (Canada)(a)	450,000	1,328,854
		40,081,421

Specialty Retail - 2.3%
CarMax, Inc.(a)	60,500	5,270,155
ThredUp, Inc. - Class A(a) (d)	4,900,000	9,800,000
		15,070,155

Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	24,000	4,115,520
Super Micro Computer, Inc.(a)(c)	67,450	68,126,524
		72,242,044

Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	110,000	9,314,800

Trading Companies & Distributors - 0.5%
Transcat, Inc.(a)	27,500	3,064,325
TOTAL COMMON STOCKS (Cost $360,262,508)		539,090,064

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares	Value
Equinix, Inc.	2,600	2,145,858
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $636,018)		2,145,858

SHORT-TERM INVESTMENTS - 18.6%
Money Market Funds - 18.6%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 5.19%(e)	124,448,595	124,448,595
TOTAL SHORT-TERM INVESTMENTS (Cost $124,448,595)		124,448,595

TOTAL INVESTMENTS - 99.5% (Cost $485,347,121)		$665,684,517
Other Assets in Excess of Liabilities - 0.5%		3,439,925
TOTAL NET ASSETS - 100.0%		$669,124,442

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b) (c)	Represents less than 0.05% of net assets. Security position is either entirely or partially held in a segregated account. The aggregated total market value as of March 31, 2024 is $3,177,635
(d)
Affiliated security. Needham Aggressive Growth Fund owned 5% or more of the voting securities of the following company during the three months ended March 31, 2024. As a result, this company is deemed to be an affiliate of Needham Aggressive Growth Fund as defined by the 1940 Act.

(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Allocation of Portfolio Holdings by Country as of March 31, 2024
(% of Investments)
United States^	$629,914,379	94.6%
Israel	11,441,010	1.7
Guernsey	7,280,250	1.1
Canada	6,925,363	1.0
Ireland	5,641,190	0.8
Netherlands	2,620,269	0.4
Australia	1,862,056	0.3
	$665,684,517	100.0%

^ United States allocation includes Short-Term Investment-Money Market Fund of 18.7%.